Deposits for Investment (Details) ¥ in Millions, $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Jun. 11, 2024
Schedule of Investments [Abstract]
Percentage of equity interest			100.00%
Prepayment of land use right	$ 9.2	¥ 64.5